Quarterly Holdings Report
for

Fidelity® Puritan® Fund

November 30, 2020

PUR-QTLY-0121
1.809105.116

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 69.5%
	Shares	Value (000s)
COMMUNICATION SERVICES - 7.4%
Entertainment - 0.9%
Activision Blizzard, Inc.	1,662,608	$132,144
Electronic Arts, Inc.	337,357	43,097
Live Nation Entertainment, Inc. (a)	221,500	14,541
LiveXLive Media, Inc. (a)(b)(c)	9,974,182	24,935
The Void LLC (a)(d)(e)(f)	40,946	0
The Walt Disney Co.	158,400	23,445
WME Entertainment Parent, LLC Class A (a)(d)(e)(f)	26,734,260	39,834
		277,996
Interactive Media & Services - 5.4%
Alphabet, Inc. Class C (a)	542,480	955,166
Facebook, Inc. Class A (a)	2,407,582	666,828
Match Group, Inc. (a)	98,100	13,657
		1,635,651
Media - 0.3%
Cable One, Inc.	7,596	15,045
Charter Communications, Inc. Class A (a)	137,793	89,840
Vice Holding, Inc. (a)(e)(f)	86,301	4,977
		109,862
Wireless Telecommunication Services - 0.8%
T-Mobile U.S., Inc.	1,767,305	234,946

TOTAL COMMUNICATION SERVICES		2,258,455

CONSUMER DISCRETIONARY - 11.6%
Automobiles - 0.1%
Neutron Holdings, Inc. warrants (a)(e)(f)	4,168,198	0
Thor Industries, Inc. (b)	307,733	29,699
		29,699
Diversified Consumer Services - 0.0%
Bright Horizons Family Solutions, Inc. (a)	31,471	5,354
Hotels, Restaurants & Leisure - 1.1%
Churchill Downs, Inc.	330,511	59,466
Marriott International, Inc. Class A	1,103,636	140,018
Penn National Gaming, Inc. (a)	894,883	62,642
Starbucks Corp.	653,840	64,089
		326,215
Household Durables - 1.8%
Blu Investments LLC (e)(f)	14,988,638	5
D.R. Horton, Inc.	961,224	71,611
Lennar Corp. Class A	2,590,179	196,491
NVR, Inc. (a)	19,680	78,665
Toll Brothers, Inc.	1,881,087	89,069
Whirlpool Corp.	578,957	112,671
		548,512
Internet & Direct Marketing Retail - 5.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	717,104	188,857
Amazon.com, Inc. (a)	355,093	1,124,949
eBay, Inc.	516,472	26,046
Etsy, Inc. (a)	143,700	23,093
JD.com, Inc. sponsored ADR (a)	1,037,664	88,565
MercadoLibre, Inc. (a)	60,555	94,062
Revolve Group, Inc. (a)	176,043	4,155
The Booking Holdings, Inc. (a)	15,400	31,238
Wayfair LLC Class A (a)	35,424	9,010
		1,589,975
Leisure Products - 0.1%
BRP, Inc.	325,701	18,581
Multiline Retail - 0.3%
Dollar General Corp.	455,198	99,497
Specialty Retail - 1.6%
American Eagle Outfitters, Inc.	395,000	7,106
Aritzia LP (a)	648,634	11,652
Floor & Decor Holdings, Inc. Class A (a)	25,000	2,002
Lowe's Companies, Inc.	552,030	86,017
RH (a)	14,779	6,697
The Home Depot, Inc.	917,075	254,406
TJX Companies, Inc.	1,683,623	106,927
		474,807
Textiles, Apparel & Luxury Goods - 1.4%
Brunello Cucinelli SpA	1,325,858	52,051
LVMH Moet Hennessy Louis Vuitton SE	92,600	53,189
Moncler SpA	465,066	22,934
NIKE, Inc. Class B	1,633,817	220,075
Tory Burch LLC Class B (a)(d)(e)(f)	1,027,581	69,249
		417,498

TOTAL CONSUMER DISCRETIONARY		3,510,138

CONSUMER STAPLES - 2.5%
Beverages - 0.8%
Diageo PLC	161,000	6,198
Monster Beverage Corp. (a)	2,769,143	234,768
Nongfu Spring Co. Ltd. (H Shares) (a)	926,948	5,047
		246,013
Food & Staples Retailing - 1.2%
Costco Wholesale Corp. (g)	347,773	136,247
Performance Food Group Co. (a)	893,453	38,758
Walmart, Inc. (g)	1,265,538	193,362
		368,367
Food Products - 0.1%
Beyond Meat, Inc. (a)(b)	160,913	22,512
Laird Superfood, Inc.	29,273	1,417
		23,929
Household Products - 0.2%
Clorox Co.	269,678	54,734
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	233,147	57,196
L'Oreal SA	10,477	3,857
		61,053

TOTAL CONSUMER STAPLES		754,096

ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Cabot Oil & Gas Corp.	1,521,782	26,662
Reliance Industries Ltd.	1,931,300	49,979
Reliance Industries Ltd.	128,753	1,816
Reliance Industries Ltd. sponsored GDR (h)	2,069,797	106,752
Suncor Energy, Inc.	7,046,800	112,699
		297,908
FINANCIALS - 5.7%
Banks - 1.6%
Bank of America Corp.	10,658,299	300,138
JPMorgan Chase & Co.	1,174,242	138,420
M&T Bank Corp.	346,300	40,340
		478,898
Capital Markets - 2.8%
Bank of New York Mellon Corp.	260,000	10,171
BlackRock, Inc. Class A	136,867	95,581
Intercontinental Exchange, Inc.	412,000	43,470
London Stock Exchange Group PLC	508,217	54,812
MarketAxess Holdings, Inc.	119,947	64,673
Moody's Corp.	473,451	133,674
Morgan Stanley	2,572,000	159,027
Morningstar, Inc.	343,447	68,724
MSCI, Inc.	154,156	63,115
S&P Global, Inc.	344,892	121,326
XP, Inc. Class A (a)	780,464	32,007
		846,580
Consumer Finance - 0.2%
Capital One Financial Corp.	919,958	78,785
Diversified Financial Services - 0.5%
Ant International Co. Ltd. Class C (a)(e)(f)	1,782,512	14,456
Berkshire Hathaway, Inc. Class B (a)	561,006	128,420
		142,876
Insurance - 0.6%
Arthur J. Gallagher & Co.	729,213	84,158
Progressive Corp.	875,469	76,262
RenaissanceRe Holdings Ltd.	89,618	14,755
		175,175

TOTAL FINANCIALS		1,722,314

HEALTH CARE - 9.6%
Biotechnology - 1.1%
AbbVie, Inc.	264,600	27,672
Acceleron Pharma, Inc. (a)	64,070	7,565
Argenx SE ADR (a)	53,287	15,284
Biogen, Inc. (a)	90,831	21,815
Generation Bio Co.	46,757	2,255
Generation Bio Co.	238,322	11,377
Insmed, Inc. (a)	174,298	6,799
Neurocrine Biosciences, Inc. (a)	117,660	11,171
Poseida Therapeutics, Inc. (a)	85,321	991
Prelude Therapeutics, Inc.	86,420	4,448
Regeneron Pharmaceuticals, Inc. (a)	378,237	195,182
Revolution Medicines, Inc.	352,349	15,373
		319,932
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	390,217	42,229
Danaher Corp.	1,179,768	265,011
DexCom, Inc. (a)	132,752	42,438
Hologic, Inc. (a)	1,112,300	76,893
Intuitive Surgical, Inc. (a)	188,792	137,072
Masimo Corp. (a)	340,010	86,529
Outset Medical, Inc.	34,568	2,212
Stryker Corp.	376,200	87,805
		740,189
Health Care Providers & Services - 2.5%
1Life Healthcare, Inc. (a)	1,047,233	34,423
Centene Corp. (a)	1,207,742	74,457
Cigna Corp.	938,395	196,256
Humana, Inc.	221,800	88,835
UnitedHealth Group, Inc.	1,106,739	372,241
		766,212
Life Sciences Tools & Services - 1.5%
10X Genomics, Inc. (a)	377,781	57,842
Bruker Corp.	2,050,965	103,799
Sartorius Stedim Biotech	21,400	7,716
Thermo Fisher Scientific, Inc.	615,027	285,975
		455,332
Pharmaceuticals - 2.1%
AstraZeneca PLC sponsored ADR	1,037,136	54,906
Eli Lilly & Co.	751,334	109,432
Royalty Pharma PLC	2,803,966	119,449
Sanofi SA sponsored ADR	3,404,757	170,919
Zoetis, Inc. Class A	1,128,983	181,066
		635,772

TOTAL HEALTH CARE		2,917,437

INDUSTRIALS - 7.7%
Aerospace & Defense - 0.8%
Lockheed Martin Corp.	274,495	100,191
Space Exploration Technologies Corp.:
Class A (a)(e)(f)	41,122	11,103
Class C (a)(e)(f)	5,607	1,514
The Boeing Co.	645,300	135,971
		248,779
Air Freight & Logistics - 1.0%
FedEx Corp.	234,600	67,232
United Parcel Service, Inc. Class B	1,281,555	219,236
		286,468
Airlines - 0.3%
Southwest Airlines Co.	1,599,382	74,115
Building Products - 1.0%
A.O. Smith Corp.	180,000	10,136
Carrier Global Corp.	719,000	27,372
Fortune Brands Home & Security, Inc.	216,801	18,103
Simpson Manufacturing Co. Ltd.	30,000	2,757
The AZEK Co., Inc.	678,938	24,252
Trane Technologies PLC	1,489,771	217,864
		300,484
Commercial Services & Supplies - 0.3%
Cintas Corp.	84,592	30,056
Copart, Inc. (a)	360,317	41,599
TulCo LLC (a)(d)(e)(f)	42,857	23,682
		95,337
Construction & Engineering - 0.6%
Quanta Services, Inc.	2,821,203	192,801
Electrical Equipment - 1.0%
AMETEK, Inc.	1,061,047	125,766
Generac Holdings, Inc. (a)	269,515	58,107
Rockwell Automation, Inc.	445,569	113,870
		297,743
Industrial Conglomerates - 0.6%
General Electric Co.	15,154,272	154,270
Roper Technologies, Inc.	76,329	32,592
		186,862
Machinery - 0.9%
Caterpillar, Inc.	594,479	103,196
Deere & Co.	609,751	159,523
Otis Worldwide Corp.	334,892	22,418
		285,137
Professional Services - 0.7%
Equifax, Inc.	510,768	85,247
Experian PLC	1,690,896	59,908
IHS Markit Ltd.	705,854	70,204
		215,359
Road & Rail - 0.5%
Old Dominion Freight Lines, Inc.	124,885	25,397
Uber Technologies, Inc. (a)	2,683,966	133,286
		158,683

TOTAL INDUSTRIALS		2,341,768

INFORMATION TECHNOLOGY - 19.0%
IT Services - 2.7%
Accenture PLC Class A	512,528	127,666
Adyen BV (a)(h)	10,966	20,947
Black Knight, Inc. (a)	614,832	56,331
Fidelity National Information Services, Inc.	517,061	76,737
GoDaddy, Inc. (a)	384,295	30,567
MasterCard, Inc. Class A	1,009,604	339,742
MongoDB, Inc. Class A (a)	36,124	10,379
Square, Inc. (a)	223,352	47,118
VeriSign, Inc. (a)	88,918	17,848
Visa, Inc. Class A	382,139	80,383
		807,718
Semiconductors & Semiconductor Equipment - 6.8%
Advanced Micro Devices, Inc. (a)	1,194,101	110,645
Array Technologies, Inc.	860,600	39,226
ASML Holding NV	252,238	110,412
First Solar, Inc. (a)	31,000	2,896
KLA-Tencor Corp.	389,636	98,177
Lam Research Corp.	512,027	231,774
Marvell Technology Group Ltd.	6,820,279	315,711
NVIDIA Corp. (g)	759,516	407,146
NXP Semiconductors NV	1,482,467	234,852
Qualcomm, Inc. (g)	2,760,523	406,266
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	252,867	24,533
Universal Display Corp.	105,899	24,255
Xilinx, Inc.	298,284	43,415
		2,049,308
Software - 6.4%
Adobe, Inc. (a)(g)	317,143	151,743
Atom Tickets LLC (a)(d)(e)(f)	2,580,511	3,690
Dynatrace, Inc. (a)	343,436	13,057
HubSpot, Inc. (a)	197,579	77,911
Intuit, Inc.	297,488	104,722
LivePerson, Inc. (a)	878,044	51,295
Microsoft Corp.	5,474,739	1,171,974
Salesforce.com, Inc. (a)	1,460,764	359,056
Tenable Holdings, Inc. (a)	206,710	7,444
Workday, Inc. Class A (a)	77,270	17,370
		1,958,262
Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc. (g)	7,046,943	838,939
Samsung Electronics Co. Ltd.	1,629,610	98,054
		936,993

TOTAL INFORMATION TECHNOLOGY		5,752,281

MATERIALS - 3.4%
Chemicals - 2.1%
Air Products & Chemicals, Inc.	401,239	112,403
Albemarle Corp. U.S.	97,542	13,263
Celanese Corp. Class A	106,500	13,774
CF Industries Holdings, Inc.	756,300	28,210
DuPont de Nemours, Inc.	3,366,329	213,560
Huntsman Corp.	173,840	4,306
Olin Corp.	1,845,000	40,387
Sherwin-Williams Co.	182,437	136,395
The Chemours Co. LLC	3,402,614	82,786
		645,084
Containers & Packaging - 0.2%
Avery Dennison Corp.	244,645	36,535
Crown Holdings, Inc. (a)	114,500	10,792
		47,327
Metals & Mining - 1.1%
Anglo American PLC (United Kingdom)	100,000	2,912
Franco-Nevada Corp.	89,046	11,853
Freeport-McMoRan, Inc.	9,772,685	228,583
Newmont Corp.	1,677,951	98,697
		342,045

TOTAL MATERIALS		1,034,456

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Crown Castle International Corp.	435,813	73,029
Lamar Advertising Co. Class A	55,000	4,379
Simon Property Group, Inc.	833,300	68,806
		146,214
Real Estate Management & Development - 0.1%
KE Holdings, Inc. ADR (a)	429,106	28,033

TOTAL REAL ESTATE		174,247

UTILITIES - 1.0%
Electric Utilities - 0.9%
NextEra Energy, Inc.	3,707,620	272,844
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Corp.	218,000	17,105

TOTAL UTILITIES		289,949

TOTAL COMMON STOCKS
(Cost $12,869,470)		21,053,049

Preferred Stocks - 0.8%
Convertible Preferred Stocks - 0.8%
COMMUNICATION SERVICES - 0.4%
Media - 0.4%
Vice Holding, Inc.:
Series D1 (e)(f)	12,000	60,000
Series D2 (e)(f)	1,331,174	76,769
		136,769
CONSUMER DISCRETIONARY - 0.3%
Internet & Direct Marketing Retail - 0.1%
The Honest Co., Inc.:
Series D (a)(e)(f)	196,700	9,001
Series E (a)(e)(f)	1,020,158	22,107
		31,108
Specialty Retail - 0.0%
Moda Operandi, Inc.:
Series E (a)(e)(f)	508,444	6,157
Series F (a)(e)(f)	157,251	1,904
		8,061
Textiles, Apparel & Luxury Goods - 0.2%
Goop International Holdings, Inc.:
Series C (a)(e)(f)	1,881,874	19,176
Series D (a)(e)(f)	342,241	3,487
Rent the Runway, Inc.:
Series E (a)(e)(f)	1,378,930	20,325
Series F (a)(e)(f)	223,676	3,297
		46,285
TOTAL CONSUMER DISCRETIONARY		85,454
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Get Heal, Inc. Series B (a)(e)(f)	8,512,822	245
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Series H (a)(e)(f)	51,921	14,019
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
ByteDance Ltd. Series E1 (e)(f)(i)	145,676	15,962

TOTAL CONVERTIBLE PREFERRED STOCKS		252,449

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
Series 1C (e)(f)	38,589,900	772
Series 1D (e)(f)	40,824,742	816
		1,588
TOTAL PREFERRED STOCKS
(Cost $172,050)		254,037
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 5/22/27 (e)(f)	1,371	1,371
4% 6/12/27(e)(f)	354	354
(Cost $1,725)		1,725
	Shares	Value (000s)

Fixed-Income Funds - 29.1%
Fidelity High Income Central Fund (j)	12,474,916	1,348,289
Fidelity Investment Grade Bond Central Fund (j)	62,561,675	7,469,864
TOTAL FIXED-INCOME FUNDS
(Cost $8,168,708)		8,818,153

Money Market Funds - 0.6%
Fidelity Cash Central Fund 0.09% (k)	132,476,810	132,503
Fidelity Securities Lending Cash Central Fund 0.09% (k)(l)	42,444,301	42,449
TOTAL MONEY MARKET FUNDS
(Cost $174,952)		174,952
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $21,386,905)		30,301,916
NET OTHER ASSETS (LIABILITIES) - 0.0%		823
NET ASSETS - 100%		$30,302,739

Written Options
	Counterparty	Number of Contracts	Notional Amount (000s)	Exercise Price	Expiration Date	Value (000s)
Call Options
Adobe, Inc.	Chicago Board Options Exchange	1,679	$80,335	$510.00	12/18/20	$(1,070)
Apple, Inc.	Chicago Board Options Exchange	17,825	212,207	135.00	1/15/21	(2,897)
Costco Wholesale Corp.	Chicago Board Options Exchange	1,480	57,982	410.00	1/15/21	(888)
NVIDIA Corp.	Chicago Board Options Exchange	1,413	75,745	650.00	12/18/20	(153)
Qualcomm, Inc.	Chicago Board Options Exchange	5,741	84,490	165.00	1/15/21	(1,088)
Walmart, Inc.	Chicago Board Options Exchange	5,522	84,371	165.00	2/19/21	(1,480)
TOTAL WRITTEN OPTIONS						$(7,576)

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $424,273,000 or 1.4% of net assets.

 (f) Level 3 security

 (g) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $595,130,000.

 (h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $127,699,000 or 0.4% of net assets.

 (i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (l) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Ant International Co. Ltd. Class C	5/16/18	$10,000
Atom Tickets LLC	8/15/17	$15,000
Blu Investments LLC	5/21/20	$26
ByteDance Ltd. Series E1	11/18/20	$15,962
Get Heal, Inc. Series B	11/7/16	$2,597
Goop International Holdings, Inc. Series C	12/15/17	$20,000
Goop International Holdings, Inc. Series D	6/21/19	$5,000
Moda Operandi, Inc. Series E	12/18/14	$20,000
Moda Operandi, Inc. Series F	12/13/17	$8,526
Neutron Holdings, Inc. Series 1C	7/3/18 - 1/25/19	$7,056
Neutron Holdings, Inc. Series 1D	7/3/18 - 1/25/19	$9,900
Neutron Holdings, Inc. 4% 5/22/27	6/4/20	$1,371
Neutron Holdings, Inc. 4% 6/12/27	6/12/20	$354
Rent the Runway, Inc. Series E	12/22/16	$30,000
Rent the Runway, Inc. Series F	3/21/19	$5,000
Space Exploration Technologies Corp. Class A	9/11/17	$5,551
Space Exploration Technologies Corp. Class C	9/11/17	$757
Space Exploration Technologies Corp. Series H	8/4/17	$7,009
The Honest Co., Inc. Series D	8/3/15	$9,000
The Honest Co., Inc. Series E	9/28/17	$20,000
The Void LLC	12/21/17	$20,000
Tory Burch LLC Class A	5/14/15	$50,000
Tory Burch LLC Class B	12/31/12	$17,505
TulCo LLC	8/24/17 - 12/14/17	$15,000
Vice Holding, Inc.	8/3/12 - 7/18/14	$61,641
Vice Holding, Inc. Series D1	8/3/20	$12,000
Vice Holding, Inc. Series D2	8/3/20	$0
WME Entertainment Parent, LLC Class A	4/13/16 - 8/16/16	$50,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$21
Fidelity High Income Central Fund	18,545
Fidelity Investment Grade Bond Central Fund	43,408
Fidelity Securities Lending Cash Central Fund	14
Total	$61,988

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund	$1,305,765	$18,545	$1,156	$118	$25,017	$1,348,289	50.5%
Fidelity Investment Grade Bond Central Fund	7,328,753	240,893	146,246	2,007	44,457	7,469,864	25.1%
Total	$8,634,518	$259,438	$147,402	$2,125	$69,474	$8,818,153

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
LiveXLive Media, Inc.	$26,752	$174	$22	$--	$3	$(1,972)	$24,935
Total	$26,752	$174	$22	$--	$3	$(1,972)	$24,935

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.  Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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